Derivative Instruments And Hedging Activities Derivative Instruments And Hedging Activities, Income Statement Impact (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Derivative [Line Items]
Reclassification of realized loss on interest rate swap agreements from accumulated other comprehensive loss to net income (loss), net of tax	$ 0	$ (1.9)		$ (47.3)
Other Comprehensive Income (Loss), Unrealized Gain (Loss), Net of Tax	0	0		32.1
Derivative, Credit Risk Related Contingent Features, Existence and Nature	0
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Amount of Loss Recognized in Interest Expense, Net	(0.9)	(4.2)		(4.7)
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Amount of Loss Recognized in Other Comprehensive Income (Loss), (Effective Portion)	0	0		(35.7)
Amount of Loss Reclassified from Accumulated OCI into Interest Expense, Net (Effective Portion)	0	(2.8)		(77.3)
Amount of Gain Recognized in Interest Expense, Net (Ineffective Portion)	0	0		25.8
Interest Rate Cap [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Amount of Loss Recognized in Interest Expense, Net	(0.9)	(4.2)		(4.7)
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Amount of Loss Recognized in Other Comprehensive Income (Loss), (Effective Portion)	0	0		(35.7)	[1]
Amount of Loss Reclassified from Accumulated OCI into Interest Expense, Net (Effective Portion)	0	(2.8)	[2]	(77.3)	[3]
Amount of Gain Recognized in Interest Expense, Net (Ineffective Portion)	0	0		25.8	[4]
Reclassification of realized loss on interest rate swap agreements from accumulated other comprehensive loss to net income (loss), net of tax		1.9		47.3
Other Comprehensive Income (Loss), Unrealized Gain (Loss), Net of Tax				32.1
Other Comprehensive Income (Loss), Unrealized Gain (Loss), Tax				3.8
Gain (Loss) on Cash Flow Hedge Ineffectiveness, Net	0	0		62.2
Cash Flow Hedge Loss Reclassified to Earnings	$ 0	$ 2.1		$ 38.2

[1]	The Company recorded changes in unrealized losses of $35.7 million in accumulated other comprehensive loss. A net amount of $32.1 million was reflected in the consolidated statement of shareholders’ equity (deficit), primarily due to a deferred tax adjustment of $3.8 million applied to a portion of this amount.
[2]	The Company reclassified realized losses of $2.8 million from accumulated other comprehensive loss to net income, or $1.9 million net of tax as reflected on the Company's consolidated statement of shareholders' equity (deficit).
[3]	The Company reclassified realized losses of $77.3 million from accumulated other comprehensive loss to net loss, or $47.3 million net of tax as reflected in the consolidated statement of shareholders’ equity (deficit).
[4]	The Company recorded a net, non-cash gain of $25.8 million in earnings, primarily comprised of the $62.2 million gain representing the cumulative change in the fair value of the amended swap, partially offset by the $38.2 million of loss reclassified to earnings related to the discontinued and de-designated swaps.